Non-current assets - property, plant and equipment	12 Months Ended
Jun. 30, 2018
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Non-current assets - property, plant and equipment

Note 14. Non-current assets - property, plant and equipment

	Consolidated
	2018	2017
	A$’000	A$’000

Leasehold improvements - at cost	—	466
Less: Accumulated depreciation	—	(82)

	—	384

Plant and equipment - at cost	2	201
Less: Accumulated depreciation	(1)	(95)

	1	106

	1	490

Reconciliations

Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Consolidated
	Leasehold	Plant and
	improvement	equipment	Total
	A$’000	A$’000	A$’000

Balance at July 1, 2016	435	157	592
Additions	7	6	13
Disposals	(6)	(10)	(16)
Depreciation expense	(52)	(47)	(99)

Balance at June 30, 2017	384	106	490

Additions	7	2	9
Disposals	(56)	(88)	(144)
Impairment of assets	(143)	—	(143)
Depreciation expense	(192)	(19)	(211)

Balance at June 30, 2018	—	1	1